Geographic Supplemental Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales:
Net sales	¥ 3,731,380	¥ 3,479,788	¥ 3,557,433
Operating cost and expenses	3,394,103	3,155,932	3,179,362
Operating profit	337,277	323,856	378,071
Total assets	4,242,710	3,955,503	3,930,727
External Customers
Net sales:
Net sales	3,731,380	3,479,788	3,557,433
Domestic Country
Net sales:
Net sales	2,652,682	2,664,240	2,681,040
Operating cost and expenses	2,326,351	2,336,536	2,273,336
Operating profit	326,331	327,704	407,704
Total assets	1,152,398	1,206,702	1,236,468
Domestic Country | External Customers
Net sales:
Net sales	797,501	834,406	807,883
Domestic Country | Intersegment Eliminations
Net sales:
Net sales	1,855,181	1,829,834	1,873,157
Americas
Net sales:
Net sales	1,067,870	956,754	969,050
Operating cost and expenses	1,043,487	937,111	948,593
Operating profit	24,383	19,643	20,457
Total assets	447,039	339,918	250,131
Americas | External Customers
Net sales:
Net sales	1,056,096	932,987	952,833
Americas | Intersegment Eliminations
Net sales:
Net sales	11,774	23,767	16,217
Europe
Net sales:
Net sales	1,177,884	1,016,572	1,113,937
Operating cost and expenses	1,171,357	972,585	1,069,489
Operating profit	6,527	43,987	44,448
Total assets	496,549	457,592	427,030
Europe | External Customers
Net sales:
Net sales	1,124,603	1,010,922	1,109,256
Europe | Intersegment Eliminations
Net sales:
Net sales	53,281	5,650	4,681
Asia and Oceania
Net sales:
Net sales	1,634,945	1,483,309	1,431,640
Operating cost and expenses	1,574,125	1,437,527	1,388,580
Operating profit	60,820	45,782	43,060
Total assets	631,827	548,583	442,263
Asia and Oceania | External Customers
Net sales:
Net sales	753,180	701,473	687,461
Asia and Oceania | Intersegment Eliminations
Net sales:
Net sales	881,765	781,836	744,179
Corporate and eliminations
Net sales:
Net sales	(2,802,001)	(2,641,087)	(2,638,234)
Operating cost and expenses	(2,721,217)	(2,527,827)	(2,500,636)
Operating profit	(80,784)	(113,260)	(137,598)
Total assets	1,514,897	1,402,708	1,574,835
Corporate and eliminations | Intersegment Eliminations
Net sales:
Net sales	¥ (2,802,001)	¥ (2,641,087)	¥ (2,638,234)